PRUDENTIAL FLEXGUARD INCOME SELECT
SINGLE PREMIUM DEFERRED INDEX-LINKED AND VARIABLE ANNUITY (“B SERIES”)
Issued by
PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Supplement dated June 16, 2025
To
Prospectus dated May 1, 2025
This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the Annuity you own and is not intended to be a prospectus or offer for any other annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and Statement of Additional Information.
This Supplement describes certain changes and updates to your Prospectus.
1.
In the “Overview of the Contract” section of the Prospectus in the “Benefit” subsection, the third sentence is revised and restated as follows:

“Once Income Withdrawals begin your Index Strategies are limited to the 1-year Point-to-Point with Cap Index Strategies and 1-year Dual Directional Index Strategies.”

If you have any questions or would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

FGI-SEL-N4-SUP1